Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	TAAD LLP
Auditor Firm ID	5854
Auditor Location	Diamond Bar, CA
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of BrilliA, Inc. (the “Company”) as of March 31, 2025 and 2024, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows as of and for the years ended March 31, 2025, 2024 and 2023, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for the years ended March 2025, 2024 and 2023, in conformity with International Financial Reporting Standard (the “IFRS”) issued by International Accounting Standards Board.